Portfolio of investments—October 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.60%
Communication services: 11.21%
Entertainment: 2.62%
Netflix, Inc.†	16,151	$18,070,708
Interactive media & services: 6.69%
Alphabet, Inc. Class C	125,175	35,276,819
Pinterest, Inc. Class A†	328,143	10,861,533
		46,138,352
Media: 1.90%
Fox Corp. Class A	202,836	13,113,347
Consumer discretionary: 9.02%
Broadline retail: 2.62%
Amazon.com, Inc.†	73,965	18,063,732
Hotels, restaurants & leisure: 1.73%
Royal Caribbean Cruises Ltd.	41,676	11,953,927
Household durables: 1.31%
PulteGroup, Inc.	75,258	9,021,176
Specialty retail: 1.99%
Ulta Beauty, Inc.†	26,335	13,691,040
Textiles, apparel & luxury goods: 1.37%
Deckers Outdoor Corp.†	115,967	9,451,311
Consumer staples: 3.10%
Beverages: 1.50%
Monster Beverage Corp.†	155,012	10,359,452
Consumer staples distribution & retail: 1.60%
Costco Wholesale Corp.	12,087	11,016,696
Energy: 4.28%
Oil, gas & consumable fuels: 4.28%
Cheniere Energy, Inc.	39,871	8,452,652
EOG Resources, Inc.	68,090	7,206,646
Valero Energy Corp.	81,697	13,852,543
		29,511,841
Financials: 11.55%
Banks: 6.11%
Citigroup, Inc.	107,527	10,884,958
Citizens Financial Group, Inc.	151,700	7,716,979
First Citizens BancShares, Inc. Class A	4,599	8,392,347
JPMorgan Chase & Co.	48,636	15,131,633
		42,125,917
See accompanying notes to portfolio of investments
Allspring Large Cap Core Fund | 1

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Capital markets: 3.63%
Interactive Brokers Group, Inc. Class A	201,994	$14,212,298
Virtu Financial, Inc. Class A	311,757	10,861,614
		25,073,912
Insurance: 1.81%
Allstate Corp.	65,082	12,464,504
Health care: 11.80%
Biotechnology: 6.22%
AbbVie, Inc.	59,600	12,995,184
Exelixis, Inc.†	285,985	11,059,040
Regeneron Pharmaceuticals, Inc.	9,696	6,319,853
United Therapeutics Corp.†	28,040	12,489,857
		42,863,934
Health care providers & services: 3.83%
Cencora, Inc.	40,938	13,829,266
Tenet Healthcare Corp.†	60,933	12,582,055
		26,411,321
Pharmaceuticals: 1.75%
Bristol-Myers Squibb Co.	261,862	12,063,982
Industrials: 11.72%
Aerospace & defense: 1.97%
Northrop Grumman Corp.	23,331	13,612,472
Building products: 1.11%
Owens Corning	59,867	7,621,668
Construction & engineering: 1.93%
EMCOR Group, Inc.	19,721	13,327,057
Electrical equipment: 1.84%
Generac Holdings, Inc.†	75,329	12,656,779
Ground transportation: 1.63%
Uber Technologies, Inc.†	116,606	11,252,479
Passenger airlines: 1.68%
United Airlines Holdings, Inc.†	122,976	11,564,663
Professional services: 1.56%
Leidos Holdings, Inc.	56,440	10,750,127
Information technology: 32.29%
Communications equipment: 2.52%
Arista Networks, Inc.†	110,292	17,391,945
Electronic equipment, instruments & components: 2.13%
TD SYNNEX Corp.	93,695	14,662,331
See accompanying notes to portfolio of investments
2 | Allspring Large Cap Core Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
IT services: 3.36%
Okta, Inc.†	96,613	$8,842,988
Twilio, Inc. Class A†	106,471	14,360,808
		23,203,796
Semiconductors & semiconductor equipment: 8.73%
Broadcom, Inc.	91,673	33,885,091
KLA Corp.	13,280	16,052,067
QUALCOMM, Inc.	56,716	10,259,925
		60,197,083
Software: 8.67%
Atlassian Corp. Class A†	61,541	10,426,276
Microsoft Corp.	71,756	37,155,974
Nutanix, Inc. Class A†	171,265	12,200,919
		59,783,169
Technology hardware, storage & peripherals: 6.88%
Apple, Inc.	118,281	31,979,634
Dell Technologies, Inc. Class C	95,535	15,477,625
		47,457,259
Materials: 1.12%
Chemicals: 1.12%
CF Industries Holdings, Inc.	93,160	7,759,296
Real estate: 2.51%
Health care REITs: 1.79%
Omega Healthcare Investors, Inc.	294,017	12,357,535
Specialized REITs: 0.72%
Weyerhaeuser Co.	214,837	4,941,251
Total common stocks (Cost $414,890,972)		679,934,062

		Yield
Short-term investments: 1.24%
Investment companies: 1.24%
Allspring Government Money Market Fund Select Class♠∞		4.06%	8,559,613	8,559,613
Total short-term investments (Cost $8,559,613)				8,559,613
Total investments in securities (Cost $423,450,585)	99.84%			688,493,675
Other assets and liabilities, net	0.16			1,074,748
Total net assets	100.00%			$689,568,423

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Large Cap Core Fund | 3

Portfolio of investments—October 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,074,599	$22,256,019	$(16,771,005)	$0	$0	$8,559,613	8,559,613	$102,448
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	18	12-19-2025	$6,001,355	$6,186,600	$185,245	$0
See accompanying notes to portfolio of investments
4 | Allspring Large Cap Core Fund

Notes to portfolio of investments—October 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Cap Core Fund | 5

Notes to portfolio of investments—October 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$77,322,407	$0	$0	$77,322,407
Consumer discretionary	62,181,186	0	0	62,181,186
Consumer staples	21,376,148	0	0	21,376,148
Energy	29,511,841	0	0	29,511,841
Financials	79,664,333	0	0	79,664,333
Health care	81,339,237	0	0	81,339,237
Industrials	80,785,245	0	0	80,785,245
Information technology	222,695,583	0	0	222,695,583
Materials	7,759,296	0	0	7,759,296
Real estate	17,298,786	0	0	17,298,786
Short-term investments
Investment companies	8,559,613	0	0	8,559,613
	688,493,675	0	0	688,493,675
Futures contracts	185,245	0	0	185,245
Total assets	$688,678,920	$0	$0	$688,678,920
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of October 31, 2025, $761,117 was segregated as cash collateral for these open futures contracts.
At October 31, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Large Cap Core Fund